Segment Information, Revenues and Property, Plant, and Equipment by Geographic Region (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 649,600	$ 462,600	$ 1,710,400	$ 1,361,600	$ 1,939,436	$ 2,126,885	$ 2,570,005
Property, plant, and equipment, net		$ 352,000		$ 352,000		358,391	340,765	343,527
Total Americas [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						801,984	1,005,881	1,279,082
Property, plant, and equipment, net						205,079	192,959	178,856
United States [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						695,781	865,683	1,127,960
Property, plant, and equipment, net						197,902	187,134	171,076
Other Americas [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						106,203	140,198	151,122
Property, plant, and equipment, net						7,177	5,825	7,780
EMEA [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]					800,241	751,300	872,371
Property, plant, and equipment, net	[1]					125,330	116,313	130,038
Asia Pacific [Member] | Reportable Geographical Components [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues						337,211	369,704	418,552
Property, plant, and equipment, net						$ 27,982	$ 31,493	$ 34,633

[1]	Europe, Middle East, and Africa ("EMEA")